UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

48415-1114                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2014 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              COMMON STOCKS (98.4%)

              CONSUMER DISCRETIONARY (17.7%)
              ------------------------------
              APPAREL RETAIL (0.3%)
     28,362   Ross Stores, Inc.                                         $    2,144
                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.7%)
     16,706   Tesla Motors, Inc.*                                            4,054
                                                                        ----------
              AUTOMOTIVE RETAIL (0.3%)
     13,909   O'Reilly Automotive, Inc.*                                     2,091
                                                                        ----------
              BROADCASTING (0.6%)
     19,887   Discovery Communications, Inc. "A"*                              752
     20,206   Discovery Communications, Inc. "C"*                              753
     14,005   Liberty Media Corp. "A"*                                         661
     30,653   Liberty Media Corp. "C"*                                       1,440
                                                                        ----------
                                                                             3,606
                                                                        ----------
              CABLE & SATELLITE (4.8%)
     14,562   Charter Communications, Inc. "A"*                              2,204
    288,125   Comcast Corp. "A"                                             15,495
     67,317   DIRECTV*                                                       5,824
     29,785   DISH Network Corp. "A"*                                        1,924
     28,808   Liberty Global plc "A"*                                        1,226
    760,257   Sirius XM Holdings, Inc.*                                      2,653
                                                                        ----------
                                                                            29,326
                                                                        ----------
              CASINOS & GAMING (0.4%)
     13,584   Wynn Resorts Ltd.                                              2,541
                                                                        ----------
              CATALOG RETAIL (0.3%)
     60,674   Liberty Interactive Corp. "A"*                                 1,731
                                                                        ----------
              CONSUMER ELECTRONICS (0.2%)
     25,787   Garmin Ltd.                                                    1,341
                                                                        ----------
              GENERAL MERCHANDISE STORES (0.3%)
     27,575   Dollar Tree, Inc.*                                             1,546
                                                                        ----------
              HOMEFURNISHING RETAIL (0.3%)
     27,031   Bed Bath & Beyond, Inc.*                                       1,780
                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
     38,976   Marriott International, Inc. "A"                               2,724
                                                                        ----------
              INTERNET RETAIL (5.6%)
     61,931   Amazon.com, Inc.*(a)                                          19,969
     15,333   Expedia, Inc.                                                  1,343
      8,054   Netflix, Inc.*                                                 3,634
      7,030   Priceline Group, Inc.*                                         8,145
     17,424   TripAdvisor, Inc.*                                             1,593
                                                                        ----------
                                                                            34,684
                                                                        ----------

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1  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.2%)
     45,287   Mattel, Inc.                                              $    1,388
                                                                        ----------
              MOVIES & ENTERTAINMENT (1.7%)
    186,521   Twenty-First Century Fox, Inc. "A"                             6,396
     49,872   Viacom, Inc. "B"                                               3,837
                                                                        ----------
                                                                            10,233
                                                                        ----------
              RESTAURANTS (1.2%)
    100,688   Starbucks Corp.                                                7,598
                                                                        ----------
              SPECIALTY STORES (0.4%)
     86,349   Staples, Inc.                                                  1,045
     18,489   Tractor Supply Co.                                             1,137
                                                                        ----------
                                                                             2,182
                                                                        ----------
              Total Consumer Discretionary                                 108,969
                                                                        ----------
              CONSUMER STAPLES (4.3%)
              -----------------------
              FOOD RETAIL (0.3%)
     48,421   Whole Foods Market, Inc.                                       1,845
                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
     58,747   Costco Wholesale Corp.                                         7,362
                                                                        ----------
              PACKAGED FOODS & MEAT (2.5%)
     21,771   Keurig Green Mountain, Inc.                                    2,833
     79,615   Kraft Foods Group, Inc.                                        4,491
    225,975   Mondelez International, Inc. "A"                               7,743
                                                                        ----------
                                                                            15,067
                                                                        ----------
              SOFT DRINKS (0.3%)
     22,409   Monster Beverage Corp.*                                        2,054
                                                                        ----------
              Total Consumer Staples                                        26,328
                                                                        ----------

              HEALTH CARE (14.5%)
              -------------------
              BIOTECHNOLOGY (11.3%)
     26,515   Alexion Pharmaceuticals, Inc.*                                 4,397
    101,817   Amgen, Inc.                                                   14,301
     31,652   Biogen Idec, Inc.*                                            10,471
    107,165   Celgene Corp.*                                                10,157
    202,622   Gilead Sciences, Inc.*                                        21,569
     13,282   Regeneron Pharmaceuticals, Inc.*                               4,788
     31,912   Vertex Pharmaceuticals, Inc.*                                  3,584
                                                                        ----------
                                                                            69,267
                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     11,388   Henry Schein, Inc.*                                            1,326
                                                                        ----------
              HEALTH CARE EQUIPMENT (0.4%)
      4,819   Intuitive Surgical, Inc.*                                      2,226
                                                                        ----------
              HEALTH CARE SERVICES (1.3%)
     27,800   Catamaran Corp.*                                               1,172
     99,917   Express Scripts Holdings Co.*                                  7,057
                                                                        ----------
                                                                             8,229
                                                                        ----------
              HEALTH CARE TECHNOLOGY (0.4%)
     45,717   Cerner Corp.*                                                  2,723
                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
     18,685   Illumina, Inc.*                                                3,063
                                                                        ----------
              PHARMACEUTICALS (0.4%)
     50,137   Mylan, Inc.*                                                   2,281
                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              Total Health Care                                         $   89,115
                                                                        ----------
              INDUSTRIALS (1.6%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.4%)
     19,724   C.H. Robinson Worldwide, Inc.                                  1,308
     26,106   Expeditors International of Washington, Inc.                   1,059
                                                                        ----------
                                                                             2,367
                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
     47,559   PACCAR, Inc.                                                   2,705
                                                                        ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     11,368   Stericycle, Inc.*                                              1,325
                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.2%)
     22,315   Verisk Analytics, Inc. "A"*                                    1,359
                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     39,783   Fastenal Co.                                                   1,786
                                                                        ----------
              Total Industrials                                              9,542
                                                                        ----------
              INFORMATION TECHNOLOGY (59.1%)
              ------------------------------
              APPLICATION SOFTWARE (1.8%)
     66,668   Adobe Systems, Inc.*                                           4,613
     30,543   Autodesk, Inc.*                                                1,683
     22,045   Citrix Systems, Inc.*                                          1,573
     38,051   Intuit, Inc.                                                   3,335
                                                                        ----------
                                                                            11,204
                                                                        ----------
              COMMUNICATIONS EQUIPMENT (5.7%)
    686,639   Cisco Systems, Inc.                                           17,283
      9,930   F5 Networks, Inc.*                                             1,179
    224,653   QUALCOMM, Inc.(a)                                             16,797
                                                                        ----------
                                                                            35,259
                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
     64,456   Automatic Data Processing, Inc.                                5,355
     33,404   Fiserv, Inc.*                                                  2,159
     48,669   Paychex, Inc.                                                  2,151
                                                                        ----------
                                                                             9,665
                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
     96,172   Activision Blizzard, Inc.                                      2,000
                                                                        ----------
              INTERNET SOFTWARE & SERVICES (15.6%)
     23,882   Akamai Technologies, Inc.*                                     1,428
     37,103   Baidu, Inc. ADR*                                               8,097
    166,372   eBay, Inc.*                                                    9,422
      7,129   Equinix, Inc.*                                                 1,515
    270,096   Facebook, Inc. "A"*                                           21,348
     37,981   Google, Inc. "A"*(a)                                          22,348
     45,334   Google, Inc. "C"*                                             26,174
    133,316   Yahoo! Inc.*                                                   5,433
                                                                        ----------
                                                                            95,765
                                                                        ----------
              IT CONSULTING & OTHER SERVICES (0.6%)
     81,486   Cognizant Technology Solutions Corp. "A"*                      3,648
                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.9%)
    163,313   Applied Materials, Inc.                                        3,529
     22,164   KLA-Tencor Corp.                                               1,746
                                                                        ----------
                                                                             5,275
                                                                        ----------
              SEMICONDUCTORS (8.5%)
     41,415   Altera Corp.                                                   1,482

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3  | USAA Nasdaq-100 Index Fund

================================================================================

PRINCIPAL
AMOUNT                                                                      MARKET
$(000)/                                                                      VALUE
SHARES        SECURITY                                                       (000)
----------------------------------------------------------------------------------
     42,117   Analog Devices, Inc.                                      $    2,084
     33,740   Avago Technologies Ltd.                                        2,935
     72,519   Broadcom Corp. "A"                                             2,931
    663,627   Intel Corp.                                                   23,108
     31,970   Linear Technology Corp.                                        1,419
     38,060   Maxim Integrated Products, Inc.                                1,151
    143,533   Micron Technology, Inc.*                                       4,918
     72,639   NVIDIA Corp.                                                   1,340
     31,991   NXP Semiconductors N.V.*                                       2,189
    143,093   Texas Instruments, Inc.                                        6,824
     35,988   Xilinx, Inc.                                                   1,524
                                                                        ----------
                                                                            51,905
                                                                        ----------
              SYSTEMS SOFTWARE (9.3%)
     59,657   CA, Inc.                                                       1,667
     25,573   Check Point Software Technologies Ltd.*                        1,770
  1,104,461   Microsoft Corp.(a)                                            51,203
     92,549   Symantec Corp.                                                 2,176
                                                                        ----------
                                                                            56,816
                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (14.8%)
    802,608   Apple, Inc.(a)                                                80,863
     42,792   NetApp, Inc.                                                   1,838
     30,060   SanDisk Corp.                                                  2,944
     43,804   Seagate Technology plc                                         2,509
     31,365   Western Digital Corp.                                          3,053
                                                                        ----------
                                                                            91,207
                                                                        ----------
              Total Information Technology                                 362,744
                                                                        ----------
              MATERIALS (0.3%)
              ----------------
              SPECIALTY CHEMICALS (0.3%)
     15,945   Sigma-Aldrich Corp.                                            2,169
                                                                        ----------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
     17,291   SBA Communications Corp. "A"*                                  1,917
    221,450   VimpelCom Ltd. ADR                                             1,599
     67,181   Vodafone Group plc ADR                                         2,210
                                                                        ----------
                                                                             5,726
                                                                        ----------
              Total Telecommunication Services                               5,726
                                                                        ----------
              Total Common Stocks (cost: $353,002)                         604,593
                                                                        ----------
              MONEY MARKET INSTRUMENTS (4.9%)

              MONEY MARKET FUNDS (4.7%)
 28,633,516   State Street Institutional Liquid Reserves Fund
                 Premier Class, 0.09%(b)                                    28,633
                                                                        ----------
              U.S. TREASURY BILLS (0.2%)
$     1,075   0.01%, 10/02/2014(c),(d)                                       1,075
$       135   0.01%, 4/30/2015(c)                                              135
$        20   0.01%, 10/09/2014(c),(d)                                          20
                                                                        ----------
              Total U.S. Treasury Bills                                      1,230
                                                                        ----------
              Total Money Market Instruments (cost: $29,863)                29,863
                                                                        ----------

              TOTAL INVESTMENTS (COST: $382,865)                        $  634,456
                                                                        ==========

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                                                   Portfolio of Investments |  4

================================================================================

NUMBER OF                                                                   CONTRACT          UNREALIZED
CONTRACTS                                                 EXPIRATION          VALUE          APPRECIATION
LONG/(SHORT)                                                 DATE             (000)             (000)
---------------------------------------------------------------------------------------------------------
              FUTURES (1.5%)

        113   Nasdaq-100 E-Mini Index                       12/19/14         $9,141            $       15
                                                                             ------            ----------

              TOTAL FUTURES                                                  $9,141            $       15
                                                                             ======            ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Common Stocks                          $     604,593     $        --     $         --     $     604,593
Money Market Instruments:
  Money Market Funds                          28,633              --               --            28,633
  U.S. Treasury Bills                            135           1,095               --             1,230
Futures(1)                                        15              --               --                15
-------------------------------------------------------------------------------------------------------
Total                                  $     633,376     $     1,095     $         --     $     634,471
-------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain U.S. Treasury Bills which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

7  | USAA Nasdaq-100 Index Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $254,578,000 and $2,987,000, respectively, resulting in net unrealized appreciation of $251,591,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $614,112,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2014.
(b) Rate represents the money market fund annualized seven-day yield at September 30, 2014.
(c)   Rate represents an annualized yield at time of purchase, not coupon rate.
(d) Securities with a value of $1,095,000 are segregated as collateral for initial margin requirements on open futures contracts.
*     Non-income-producing security.

================================================================================

9  | USAA Nasdaq-100 Index Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.










                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------